Other Long Term Assets - Schedule of Other Long Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Long Term Assets [Abstract]
Prepaid expenses	$ 108	$ 162
Other	20	15
Long term assets	$ 128	$ 177